GENERAL INFORMATION - From Sale of Russian operations deferred consideration settlement (Details) ₴ in Millions, $ in Millions, ₽ in Billions						12 Months Ended
	Nov. 20, 2024 USD ($)	Nov. 20, 2024 UAH (₴)	Oct. 09, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 09, 2024 USD ($)	Dec. 05, 2024 USD ($)	Nov. 29, 2024	Jul. 31, 2024 USD ($)	Mar. 31, 2022 USD ($)
General information
Arising during the year						$ 25	$ 31
Exposure to credit risk on loan commitments and financial guarantee contracts													$ 30
Share repurchase program authorized amount									$ 30			$ 100
Share repurchase program, number of shares repurchased (in shares) | shares						5,024,175
Share repurchase program, number of shares repurchased, American Depositary Shares equivalent | shares						200,967
Share repurchases						$ 8	0	$ 0
Engro Corp
General information
Consideration payable, strategic partnership										$ 188
Exposure to credit risk on loan commitments and financial guarantee contracts										$ 375
Kyivstar | Ukraine
General information
Percentage of corporate rights unfrozen											0.4785
Ukraine Tower Company, Kyivstar Tech and Helsi | Ukraine
General information
Percentage of corporate rights unfrozen											1
Telecommunications licenses, frequencies and permissions
General information
Additions						35	4
Telecommunications licenses, frequencies and permissions | Kyivstar
General information
Additions	$ 34	₴ 1,430
Relocation of headquarters from Amsterdam to Dubai
General information
Arising during the year						5
Russian cash generating units
General information
Consideration received in cash			$ 1,294	$ 1,294	₽ 130
Deferred consideration, receivable reassigned							11
Unitel LLC | Russian cash generating units
General information
Notional amount			$ 1,576
Deferred consideration						$ 72	$ 72